Annual Total Returns (Vanguard Developed Markets Index Fund - Admiral Shares Participant:) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - Admiral Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Annual Total Return
2013	21.97%
2012	18.91%